Capital management	12 Months Ended
Dec. 31, 2022
Capital management
Capital management

18.Capital management

The principle objectives of the Company’s capital management strategy are to optimize the weighted average cost of capital and to achieve a balanced mix of total equity and debt. The dialysis industry, in which the Company has a strong market position in global, growing and largely non-cyclical markets, is characterized by recurring cash flows. Due to the Company’s payors’ mostly high credit quality, it is able to generate high, stable, predictable and sustainable cash flows. These generated cash flows allow a reasonable proportion of debt.

As of December 31, 2022 and December 31, 2021, total equity and debt were as follows:

Total equity, debt and total assets
in € THOUS
	2022	2021

Total equity including noncontrolling interests	15,449,179	13,979,037
Debt and lease liabilities	13,212,572	13,320,149
Total assets	35,754,114	34,366,558
Debt and lease liabilities in % of total assets	37.0	38.8
Total equity in % of total assets (equity ratio)	43.2	40.7

The Company is not subject to any capital requirements provided for in its Articles of Association. The Company has obligations to issue shares out of the conditional capital relating to the exercise of stock options on the basis of the existing 2011 SOP stock option plan (see note 20).

The Company’s financing strategy aims at ensuring financial flexibility, managing financial risks and optimizing its financing cost. The Company ensures its financial flexibility through maintaining sufficient liquidity. Refinancing risks are limited due to a balanced debt maturity profile, which is characterized by a wide range of maturities of up to 2031. In the choice of financing instruments, market capacity, investor diversification, financing conditions and the existing maturity profile are taken into account (see note 14).

The Company’s financing structure and business model are reflected in the investment grade ratings. The Company is rated investment grade by Moody’s, Standard & Poor’s and Fitch. On November 15, 2022, Fitch affirmed the corporate credit rating and revised the outlook from stable to negative.

Rating (1)
	Standard & Poor’s	Moody’s	Fitch

Corporate credit rating	BBB	Baa3	BBB-
Outlook	stable	stable	negative
(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.